SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 31, 2011
Share-based Compensation [Abstract]
Allocated Share-based compensation expense disclosure
The impact on our results for share-based compensation was as follows:

	Years Ended October 31,
	2011	2010	2009
	(in millions)
Cost of products and services	$16	$14	$14
Research and development	10	10	11
Selling, general and administrative	47	42	46
Total share-based compensation expense	$73	$66	$71

Share-based compensation arrangement by share-based payment award fair value assumptions and methodology schedule
The following assumptions were used to estimate the fair value of employee stock options and LTPP grants.

	Years Ended October 31,
	2011	2010	2009
Stock Option Plans:
Weighted average risk-free interest rate	1.49%	2.19%	2.31%
Dividend yield	—%	—%	—%
Weighted average volatility	35%	37%	32%
Expected life	5.80 yrs	4.40 yrs	4.40 yrs
LTPP:
Volatility of Agilent shares	40%	39%	33%
Volatility of selected peer-company shares	20%-76%	20%-80%	17%-62%
Price-wise correlation with selected peers	55%	53%	35%

Summary of stock option award activity
The following table summarizes employee stock option award activity made to our employees and directors for 2011:

	Options Outstanding	Weighted Average Exercise Price
	(in thousands)
Outstanding at October 31, 2010	22,644	$28
Granted	1,342	$35
Exercised	(9,738)	$27
Cancelled/Forfeited/Expired	(1,177)	$42
Outstanding at October 31, 2011	13,071	$28

Forfeited and expired options from total cancellations in 2011 were as follows:

	Options Cancelled	Weighted Average Exercise Price
	(in thousands)
Forfeited	12	$29
Expired	1,165	$43
Total Options Cancelled at October 31, 2011	1,177	$42

Schedule of share-based compensation, shares authorized under stock option plans, by exercise price range
The options outstanding and exercisable for equity share-based payment awards at October 31, 2011 were as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
	(in thousands)	(in years)		(in thousands)	(in thousands)	(in years)		(in thousands)
$0 - 25	4,353	3.4	$19	$79,658	3,563	2.6	$19	$64,884
$25.01 - 30	1,606	7.2	$29	13,603	456	5.1	$29	4,125
$30.01 - 40	7,112	4.8	$33	32,243	5,551	3.8	$33	28,637
$40.01 & over	—	—	$—	—	—	—	$—	—
	13,071	4.7	$28	$125,504	9,570	3.4	$27	$97,646

Schedule of intrinsic value of options exercised and the fair value of options granted
The following table summarizes the aggregate intrinsic value of options exercised and the fair value of options granted in 2011, 2010 and 2009:

	Aggregate Intrinsic Value	Weighted Average Exercise Price	Value Using Black-Scholes Model
	(in thousands)
Options exercised in fiscal 2009	$7,836	$20
Black-Scholes value of options granted during fiscal 2009			$6
Options exercised in fiscal 2010	$72,325	$25
Black-Scholes value of options granted during fiscal 2010			$10
Options exercised in fiscal 2011	$164,738	$27
Black-Scholes value of options granted during fiscal 2011			$12

Non-vested award activity disclosure
The following table summarizes non-vested award activity in 2011 primarily for our LTPP and restricted stock unit awards:

	Shares	Weighted Average Grant Price
	(in thousands)
Non-vested at October 31, 2010	3,284	$29
Granted	1,594	$37
Vested	(1,322)	$33
Forfeited	(78)	$33
FY2008 LTPP Incremental Issuance	126	$35
Non-vested at October 31, 2011	3,604	$31